Related Party Transactions, Promissory Note, Related Party Loans and Administrative Support Agreement (Q2) (Details) - USD ($)			3 Months Ended	4 Months Ended	6 Months Ended
	Mar. 02, 2021	Jan. 04, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021
Related Party Loans [Abstract]
Expenses paid by sponsor		$ 11,216	$ 0	$ 11,216	$ 0
Loan proceeds					127,075
Administrative Support Agreement [Abstract]
General and administrative expenses		146	166,913	13,539	392,490
Sponsor [Member]
Related Party Loans [Abstract]
Expenses paid by sponsor				11,000
Sponsor [Member] | Promissory Note [Member]
Related Party Loans [Abstract]
Related party transaction	$ 300,000	300,000
Loan proceeds	$ 161,000	11,000		11,000	161,000
Sponsor [Member] | Administrative Support Agreement [Member]
Administrative Support Agreement [Abstract]
Monthly fee		10,000			10,000
General and administrative expenses			$ 30,000		41,000
Sponsor Affiliate of Sponsor or Certain Company Officers and Directors [Member] | Working Capital Loans [Member]
Related Party Loans [Abstract]
Conversion value		$ 1,500,000			$ 1,500,000
Conversion price (in dollars per share)		$ 10.00	$ 10.00		$ 10.00
Borrowings outstanding		$ 0	$ 0	$ 0	$ 0